Assets held for sale - Summary of assets and liabilities held for sale (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Nov. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets Held For Sale [Abstract]
Cash and cash equivalents	$ 1,883.1		$ 855.2
Financial investments	817.5		409.8
Trade accounts receivable, net	203.4		149.4
Customer and commercial financing	8.5
Contract assets	461.8		461.9
Inventories	2,469.5		1,304.4
Guarantee deposits	0.2		0.1
Income tax and social contribution	114.1		90.5
Other assets	176.7		120.1
Deferred income tax and social contribution	104.6		0.7
Property, plant and equipment	1,956.0		968.9	$ 1,964.7	$ 2,104.9
Intangible assets	2,075.6		894.1	$ 1,898.8	$ 1,882.4
Right of use	62.3	$ 1.5	37.8
TOTAL			5,174.6
Liabilities Held For Sale [Abstract]
Trade accounts payable	502.3		358.0
Lease liability	11.4		5.0
Loans and financing	375.5		14.9
Other payables	245.7		162.5
Contract liabilities	1,033.0		649.1
Taxes and payroll charges payable	71.9		54.9
Income tax and social contribution	40.7		42.6
Financial guarantee and residual value guarantee	82.6
Unearned income	0.5		2.0
Provision	98.5		103.1
Deferred income tax and social contribution	$ 474.7		272.3
TOTAL			4,984.0
Assets held for sale [Member]
Assets Held For Sale [Abstract]
Cash and cash equivalents			1,452.5
Financial investments			47.5
Trade accounts receivable, net			144.7
Customer and commercial financing			10.7
Contract assets			33.8
Inventories			1,079.6
Guarantee deposits			0.5
Income tax and social contribution			2.1
Other assets			111.5
Deferred income tax and social contribution			34.3
Property, plant and equipment			1,089.7
Intangible assets			1,157.5
Right of use			10.2
TOTAL			5,174.6
Liabilities held for sale [Member]
Liabilities Held For Sale [Abstract]
Trade accounts payable			474.7
Lease liability			9.4
Loans and financing			3,301.3
Other payables			132.5
Contract liabilities			746.1
Taxes and payroll charges payable			8.9
Income tax and social contribution			54.9
Financial guarantee and residual value guarantee			140.3
Unearned income			47.7
Provision			39.5
Deferred income tax and social contribution			28.7
TOTAL			$ 4,984.0